Investment in Associates and Joint Ventures (Narrative) (Details) shares in Millions, $ in Millions, $ in Millions					3 Months Ended				6 Months Ended		9 Months Ended
	Feb. 12, 2025 CAD ($) shares	May 04, 2023 CAD ($)	May 04, 2023 USD ($)	Jul. 01, 2021 USD ($)	Apr. 30, 2025 CAD ($)	Apr. 30, 2024 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2024 USD ($)	Apr. 30, 2025 CAD ($)	Apr. 30, 2024 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2024 USD ($)	Oct. 31, 2024 CAD ($)	Jan. 31, 2024 USD ($)
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Investment in Schwab					$ 0				$ 0				$ 9,024
Share of net income from investment in Schwab					74	$ 194			305	$ 335
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Share of net income from investment in Schwab					$ 74	$ 194			$ 305	$ 335
Number of shares sold | shares	184.7
Proceeds from sale of shares in equity method investment	$ 21,000
Gain on disposal of shares	9,200
Underwriting fees from sale of investments	$ 184
Percent of interest in investements sold	10.10%
Gains on disposals of shares, net of tax	$ 8,600
CET1 capital increase (decrease)	2.38%
Charles Schwab Corporation [member] | 2019 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits				$ 10,000
Charles Schwab Corporation [member] | 2023 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits		$ 6,800	$ 5,000					$ 5,000
Options exercised to buy fixed rate obligations							$ 700				$ 700			$ 500
Option termination fees							$ 32	$ 23			$ 337	$ 250
Bottom of range [member] | Charles Schwab Corporation [member] | 2019 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits				$ 50,000
Bottom of range [member] | Charles Schwab Corporation [member] | 2023 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits			$ 60,000